Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments [Abstract]
Schedule of projected future payments
US $ in millions
2026	340.2
2027	395.4
2028	740.9
2029	785.4
2030 and thereafter	3,300.0
5,561.9